UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Nicholas Fixed Income Alternative ETF Ticker: FIAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$99	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Nicholas Fixed Income Alternative ETF - $10,798
Bloomberg U.S. Aggregate Bond Index - $10,765
$12,000
$11,000
$10,000
$9,000
11/29/2022
12/31/2022
2/28/2023
4/30/2023
6/30/2023
8/31/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/29/2022)
Nicholas Fixed Income Alternative ETF - at NAV	7.83%	4.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.92%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nicholasx.com/fiax/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent monthly dividends. The Fund returned a total return of 7.83% compared to the total return of 10.55% of the U.S. Aggregate Bond Index.The main driver of the returns were the short duration treasury holdings, and debit spreads that capture premium from a combination of dividends and growth of underlying assets.

What Factors Influenced Performance?

The main factors influencing the growth of the underlying assets can be attributed to a strong environment for equity markets and stabilization of interest rates.

Positioning of the Fund

A large portion of the Fund is held in shorter-term U.S. treasuries which provides stable distributions and share price. The current maturities of the bond positions are approximately two years or less. The rest of the Fund analyzes fundamental, economic, and technical trends and attempts to generate returns by delivering both extrinsic time premiums and upside capture of underlying indexes.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$159,404
Number of Holdings	24
Total Advisory Fee Paid	$591,904
Annual Portfolio Turnover	66%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 1.00%, 12/15/2024	25.6
U.S. Treasury Note/Bond - 4.63%, 10/15/2026	23.7
U.S. Treasury Note/Bond - 0.50%, 03/31/2025	23.6
U.S. Treasury Note/Bond - 2.63%, 02/15/2029	23.3
First American Government Obligations Fund - Class X, 4.78%	13.3
S&P 500® Index, Expiration: 12/31/2024; Exercise Price: $5,400.00	1.9
United States Oil Fund LP, Expiration: 12/20/2024; Exercise Price: $67.00	0.9
iShares Silver Trust, Expiration: 12/20/2024; Exercise Price: $25.00	0.5
iShares 20+ Year Treasury Bond ETF, Expiration: 11/15/2024; Exercise Price: $89.00	0.5
VanEck Semiconductor ETF, Expiration: 12/20/2024; Exercise Price: $220.00	0.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/fiax/.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 Nicholas Global Equity and Income ETF Ticker: GIAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$24	0.90%

The Fund commenced operations on July 29, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Nicholas Global Equity and Income ETF - $10,207
S&P 500® Total Return Index - $10,479
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
7/29/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (07/29/2024)
Nicholas Global Equity and Income ETF - at NAV	2.07%
S&P 500® Total Return Index	4.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nicholasx.com/giax/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return of 2.07% compared to the 4.79% total return of the S&P 500® TR Index. The main driver of returns was rising share prices of global securities and weekly index credit spreads on the Russell 2000 Index for additional income.

What Factors Influenced Performance?

A strong environment for equity markets and corporate earnings fueled by interest rate cuts influenced the exposure to global equities to generate positive returns.

Positioning of the Fund

The Fund aims to generate income and growth for investors by selling weekly index credit spreads on one or more indexes and investing in a diversified basket of equity ETFs and individual stocks. As an actively traded fund, our allocation to various global equity securities may adapt to macro and economic conditions.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$29,788
Number of Holdings	21
Total Advisory Fee Paid	$38,841
Annual Portfolio Turnover	30%*

* Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Vanguard Russell 2000 ETF	16.5
Vanguard S&P 500® ETF	16.3
Vanguard FTSE Developed Markets ETF	16.3
Vanguard Dividend Appreciation ETF	16.2
Invesco QQQ Trust Series 1	8.3
Global X MSCI Argentina ETF	4.4
Franklin FTSE India ETF	3.8
Freedom 100 Emerging Markets ETF	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1
United Microelectronics Corp.	1.6

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/giax/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nicholas Fixed Income Alternative ETF

	FYE 10/30/2024	FYE 10/31/2023
( a ) Audit Fees	$12,500	$11,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Nicholas Global Equity and Income ETF

	FYE 10/30/2024	FYE 10/31/2023
( a ) Audit Fees	$12,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

1

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2024

Tidal Trust II

• Nicholas Fixed Income Alternative ETF	| FIAX	| NYSE Arca, Inc.
• Nicholas Global Equity and Income ETF	| GIAX	| NYSE Arca, Inc.

Nicholas Wealth ETFs

Schedule of Investments	Nicholas Fixed Income Alternative ETF

October 31, 2024

U.S. TREASURY SECURITIES - 96.2%		Par	Value
United States Treasury Note/Bond
1.00%, 12/15/2024 (a)		$40,934,000	$40,751,872
0.50%, 03/31/2025 (a)		38,187,000	37,573,247
4.63%, 10/15/2026 (a)		37,553,000	37,875,721
2.63%, 02/15/2029 (a)		39,615,000	37,238,100
TOTAL U.S. TREASURY SECURITIES (Cost $153,737,186)			153,438,940

PURCHASED OPTIONS - 5.1% (b)(c)(d)(e)	Notional Amount	Contracts
Call Options - 5.0%
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $460.00	$9,580,230	198	580,635
iShares 20+ Year Treasury Bond ETF, Expiration: 11/15/2024; Exercise Price: $89.00	18,490,000	2,000	815,000
iShares Silver Trust, Expiration: 12/20/2024; Exercise Price: $25.00	4,769,600	1,600	816,000
Russell 2000 Index, Expiration: 11/15/2024; Exercise Price: $2,200.00	8,786,608	40	213,600
S&P 500 Index
Expiration: 12/31/2024; Exercise Price: $5,400.00	42,220,330	74	3,076,180
Expiration: 12/31/2024; Exercise Price: $6,200.00	42,220,330	74	75,110
United States Oil Fund LP, Expiration: 12/20/2024; Exercise Price: $67.00	10,962,000	1,500	1,361,250
VanEck Semiconductor ETF
Expiration: 11/15/2024; Exercise Price: $225.00	6,332,016	262	508,280
Expiration: 12/20/2024; Exercise Price: $220.00	5,026,944	208	587,600
Total Call Options			8,033,655

Put Options - 0.1%
Russell 2000 Index, Expiration: 11/15/2024; Exercise Price: $2,085.00	8,786,608	40	73,800
TOTAL PURCHASED OPTIONS (Cost $9,099,900)			8,107,455

SHORT-TERM INVESTMENTS - 13.3%
Money Market Funds - 13.3%		Shares
First American Government Obligations Fund - Class X, 4.78% (f)		21,182,887	21,182,887
TOTAL SHORT-TERM INVESTMENTS (Cost $21,182,887)			21,182,887

TOTAL INVESTMENTS - 114.6% (Cost $184,019,973)			182,729,282
Liabilities in Excess of Other Assets - (14.6)%			(23,325,377)
TOTAL NET ASSETS - 100.0%			$159,403,905

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options	Nicholas Fixed Income Alternative ETF

October 31, 2024

WRITTEN OPTIONS - (1.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $520.00	$(9,580,230)	(198)	$(10,791)
iShares 20+ Year Treasury Bond ETF, Expiration: 11/15/2024; Exercise Price: $97.00	(18,490,000)	(2,000)	(74,000)
iShares Silver Trust, Expiration: 12/20/2024; Exercise Price: $34.00	(4,769,600)	(1,600)	(76,000)
Russell 2000 Index, Expiration: 11/15/2024; Exercise Price: $2,325.00	(8,786,608)	(40)	(49,000)
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $6,000.00	(84,440,660)	(148)	(606,800)
United States Oil Fund LP, Expiration: 12/20/2024; Exercise Price: $75.00	(10,962,000)	(1,500)	(570,000)
VanEck Semiconductor ETF
Expiration: 11/15/2024; Exercise Price: $265.00	(6,332,016)	(262)	(28,951)
Expiration: 12/20/2024; Exercise Price: $270.00	(5,026,944)	(208)	(88,400)
Total Call Options			(1,503,942)

Put Options - (0.2)%
Russell 2000 Index, Expiration: 11/15/2024; Exercise Price: $2,200.00	(8,786,608)	(40)	(229,600)
TOTAL WRITTEN OPTIONS (Premiums received $2,383,745)			$(1,733,542)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Nicholas Global Equity and Income ETF

October 31, 2024

EXCHANGE TRADED FUNDS - 85.2%		Shares	Value
Franklin FTSE India ETF		29,102	$1,143,418
Freedom 100 Emerging Markets ETF		29,315	1,019,283
Global X MSCI Argentina ETF		17,834	1,300,277
Invesco QQQ Trust Series 1 (a)		5,092	2,463,764
Vanguard Dividend Appreciation ETF		24,852	4,826,010
Vanguard FTSE Developed Markets ETF		96,993	4,859,349
Vanguard Russell 2000 ETF		55,818	4,915,333
Vanguard S&P 500 ETF		9,323	4,872,852
TOTAL EXCHANGE TRADED FUNDS (Cost $24,985,177)			25,400,286

COMMON STOCKS - 13.0%
Auto Manufacturers - 1.3%
Tesla, Inc. (b)		1,507	376,524

Communications Equipment Manufacturing - 1.2%
Apple, Inc.		1,535	346,772

Internet - 3.6%
Alphabet, Inc. - Class A		2,111	361,213
Amazon.com, Inc. (b)		1,896	353,414
Meta Platforms, Inc. - Class A		646	366,657
			1,081,284

Iron/Steel - 1.0%
POSCO Holdings, Inc. - ADR		4,850	291,533

Semiconductors - 4.9%
NVIDIA Corp.		2,784	369,604
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		3,211	611,824
United Microelectronics Corp. - ADR		69,509	475,441
			1,456,869

Software - 1.0%
Microsoft Corp.		773	314,109
TOTAL COMMON STOCKS (Cost $3,808,536)			3,867,091

PURCHASED OPTIONS - 0.1% (b)(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.1%
Russell 2000 Index, Expiration: 11/04/2024; Exercise Price: $2,265.00	$35,585,762	162	21,060
TOTAL PURCHASED OPTIONS (Cost $279,413)			21,060

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.78% (f)		445,836	445,836
TOTAL SHORT-TERM INVESTMENTS (Cost $445,836)			445,836

TOTAL INVESTMENTS - 99.8% (Cost $29,518,962)			29,734,273
Other Assets in Excess of Liabilities - 0.2%			53,762
TOTAL NET ASSETS - 100.0%			$29,788,035

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of his security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options	Nicholas Global Equity and Income ETF

October 31, 2024

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Russell 2000 Index, Expiration: 11/04/2024; Exercise Price: $2,245.00	$(35,585,762)	(162)	$(53,460)
TOTAL WRITTEN OPTIONS (Premiums received $422,850)			$(53,460)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Nicholas Wealth ETFs

October 31, 2024

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
ASSETS:
Investments, at value (Note 2)	$182,729,282	$29,734,273
Receivable for fund shares sold	484,345	1,921,700
Interest receivable	478,772	1,944
Receivable for investments sold	280,850	—
Receivable for ETF transaction fee	97	9
Deposit at broker for options	—	82,979
Cash	—	894
Total assets	183,973,346	31,741,799

LIABILITIES:
Written option contracts, at value	1,733,542	53,460
Due to broker for options	21,053,859	—
Payable for investments purchased	1,711,200	1,881,686
Payable to adviser (Note 4)	70,840	18,618
Total liabilities	24,569,441	1,953,764
NET ASSETS	$159,403,905	$29,788,035

NET ASSETS CONSISTS OF:
Paid-in capital	$160,045,187	$29,340,935
Total distributable earnings/(accumulated losses)	(641,282)	447,100
Total net assets	$159,403,905	$29,788,035

Net assets	$159,403,905	$29,788,035
Shares issued and outstanding	8,225,000	1,550,000
Net asset value per share	$19.38	$19.22

COST:
Investments, at cost	$184,019,973	$29,518,962

PROCEEDS:
Written options premium	$2,383,745	$422,850

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Nicholas Wealth ETFs

October 31, 2024

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF(a)
INVESTMENT INCOME:
Dividend income	$—	$44,457
Less: Dividend withholding taxes	—	(248)
Interest income	2,828,451	3,220
Total investment income	2,828,451	47,429

EXPENSES:
Investment advisory fee (Note 4)	591,904	38,841
Total expenses	591,904	38,841
NET INVESTMENT INCOME	2,236,547	8,588

REALIZED AND UNREALIZED GAIN	1,613,073	509,770
Net realized gain/(loss) from:	1,089,730	(74,931)
Investments	1,987,116	(6,579)
Written option contracts	(897,385)	(68,352)
Net realized gain/(loss)	1,089,731	(74,931)
Net change in unrealized appreciation on:	523,343	584,701
Investments	(623,346)	215,311
Written option contracts	1,146,690	369,390
Net change in unrealized appreciation	523,344	584,701
Net realized and unrealized gain	1,613,075	509,770
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,849,622	$518,358

(a)	Inception date of the Fund was July 29, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Nicholas Wealth ETFs

October 31, 2024

	Nicholas Fixed Income Alternative ETF		Nicholas Global Equity and Income ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income	$2,236,547	$1,094,706	$8,588
Net realized gain/(loss)	1,089,731	(131,494)	(74,931)
Net change in unrealized appreciation/(depreciation)	523,344	(1,163,831)	584,701
Net increase/(decrease) in net assets from operations	3,849,622	(200,619)	518,358

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,195,579)	(1,095,732)	(71,258)
Return of capital	(1,434,176)	(265,996)	(1,167,450)
Total distributions to shareholders	(4,629,755)	(1,361,728)	(1,238,708)

CAPITAL TRANSACTIONS:
Subscriptions	122,112,268	57,316,133	30,508,248
Redemptions	(8,788,058)	(8,933,288)	—
ETF transaction fees (Note 7)	26,180	13,150	137
Net increase in net assets from capital transactions	113,350,390	48,395,995	30,508,385

NET INCREASE IN NET ASSETS	112,570,257	46,833,648	29,788,035

NET ASSETS:
Beginning of the period	46,833,648	—	—
End of the period	$159,403,905	$46,833,648	$29,788,035

SHARES TRANSACTIONS
Subscriptions	6,250,000	2,875,000	1,550,000
Redemptions	(450,000)	(450,000)	—
Total increase in shares outstanding	5,800,000	2,425,000	1,550,000

(a)	Inception date of the Fund was November 29, 2022.

(b)	Inception date of the Fund was July 29, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Nicholas Fixed Income Alternative ETF

For a share outstanding throughout the periods presented

	Year ended October 31, 2024	Period ended October 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.70	0.66
Net realized and unrealized gain (loss) on investments(c)	0.77	(0.64)
Total from investment operations	1.47	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.58)
Long term capital gains	(0.20)	—
Return of capital	(0.43)	(0.14)
Total distributions	(1.41)	(0.72)

CAPITAL TRANSACTIONS
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$19.38	$19.31

TOTAL RETURN(d)	7.83%	0.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$159,404	$46,834
Ratio of expenses to average net assets(e)	0.95%	1.04%
Ratio of net investment income to average net assets(e)	3.59%	3.60%
Portfolio turnover rate(d)(f)	66%	360%

(a)	Inception date of the Fund was November 29, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Nicholas Global Equity and Income ETF

For a share outstanding throughout the period presented

Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.01
Net realized and unrealized gain on investments(d)	0.41
Total from investment operations	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Return of capital	(1.13)
Total distributions	(1.20)

CAPITAL TRANSACTIONS
ETF transaction fees per share	0.00 (e)
Net asset value, end of period	$19.22

TOTAL RETURN(f)	2.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,788
Ratio of expenses to average net assets(g)(h)	0.90%
Ratio of net investment income to average net assets(g)(h)	0.20%
Portfolio turnover rate(f)(i)	30%

(a)	Inception date of the Fund was July 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

NOTE 1 – ORGANIZATION

The Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust II (the “Trust”)). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nicholas Wealth Management and ZEGA Financial, LLC (together the “Sub-Advisers”), serve as investment sub -advisers to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Nicholas Fixed Income Alternative ETF commenced operations on November 29, 2022 and the Nicholas Global Equity and Income ETF commenced operations on July 29, 2024.

The investment objective for each Fund is to seek current income. The Nicholas Global Equity and Income ETF’s secondary investment objective is to seek capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2024:

Nicholas Fixed Income Alternative ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$153,438,940	$—	$153,438,940
Purchased Options	—	8,107,455	—	8,107,455
Money Market Funds	21,182,887	—	—	21,182,887
Total Investments	$21,182,887	$161,546,395	$—	$182,729,282

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Written Options	$—	$(1,733,542)	$—	$(1,733,542)
Total Other Financial Instruments	$—	$(1,733,542)	$—	$(1,733,542)

Nicholas Global Equity and Income ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$25,400,286	$—	$—	$25,400,286
Common Stocks	3,867,091	—	—	3,867,091
Purchased Options	—	21,060	—	21,060
Money Market Funds	445,836	—	—	445,836
Total Investments	$29,713,213	$21,060	$—	$29,734,273

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Written Options	$—	$(53,460)	$—	$(53,460)
Total Other Financial Instruments	$—	$(53,460)	$—	$(53,460)

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Derivatives Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. For the period ended October 31, 2024, each Fund’s monthly average quantity and notional amount are described below:

Nicholas Fixed Income Alternative ETF

	Average Contracts	Average Notional Amount
Purchased Options	1,377	$61,867,669
Written Options	(1,290)	(59,800,704)

Nicholas Global Equity and Income ETF

	Average Contracts	Average Notional Amount
Purchased Options	87	$19,360,595
Written Options	(87)	(19,360,595)

Statements of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2024:

Nicholas Fixed Income Alternative ETF

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments, at value	$8,107,455	None	$—
Options Written	None	—	Written option contracts, at value	1,733,542

Nicholas Global Equity and Income ETF

	Asset Derivatives as of October 31, 2024		Liability Derivatives as of October 31, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments, at value	$21,060	None	$—
Options Written	None	—	Written option contracts, at value	53,460

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2024:

Nicholas Fixed Income Alternative ETF

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$2,304,195	$(441,500)
Options Written	Realized and Unrealized Gain (Loss) on Written Option Contracts	(897,385)	1,146,690

Nicholas Global Equity and Income ETF

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$8,347	$(258,353)
Options Written	Realized and Unrealized Gain (Loss) on Written Option Contracts	(68,352)	369,390

C.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

K.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to redemptions in-kind. For the period ended October 31, 2024, there were no adjustments made.

The Funds may realize net capital gains resulting from in-kind redemptions, in which shareholders exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the period ended October 31, 2024, the Funds did not realize any net capital gains resulting from in-kind redemptions.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. The Funds are subject to counterparty risk by virtue of its investments in option contracts which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or note. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds and the Funds may be unable to recover its investment from such counterparty, or may obtain a limited and/or delayed recovery.

In addition, the Funds may enter into option contracts with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Index ETF Risks (Nicholas Global Equity and Income ETF only). The Fund invests in Index ETFs, which subjects the Fund to the following risks in addition to ETF Risks (described below):

Indirect Investment Risk. The Fund’s exposure to various Indices involves indirect investment risk. None of the Indices are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates, and are not associated with this offering. Investors in the Fund are susceptible to declines in the performance of the Indices in which the Fund invests.

Index Trading Risk. The price of an Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. Market volatility, unrelated to company performance, has been observed in response to economic conditions and geopolitical events.

Index Risks. The Fund will be subject to varying risks depending on its then-current holdings. Differing risks may apply depending on the relevant Index’s composition. For U.S. Indices, economic and market conditions primarily drive performance, while sector-specific downturns can impact an Index. Global Indices are subject to geopolitical risks and unexpected events like pandemics, introducing volatility. Foreign Indices may be influenced by economic factors specific to those countries or regions.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risk, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Nicholas Fixed Income Alternative ETF	0.95%
Nicholas Global Equity and Income ETF	0.90%

Out of the Investment Advisory Fee, The Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub -Advisers to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended October 31, 2024 are disclosed in the Statements of Operations.

The Sub-Advisers serve as investment sub-adviser to the Funds, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Advisers with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Advisers are responsible for the day-to-day management of each Fund’s portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. ZEGA Financial, LLC is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. For its services, each Sub-Adviser is paid a fee by the Adviser, which fee is calculated and paid monthly, at an annual rate of 0.05% of each Funds’ average daily net assets (the “Sub -Advisory Fee”). The Sub-Advisers have each agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub -Advisers each a portion of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b -1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

For the period ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$19,957,304	$19,444,940
Nicholas Global Equity and Income ETF	$6,268,333	$5,024,129

For the period ended October 31, 2024, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$91,663,196	$9,526,367
Nicholas Global Equity and Income ETF	$—	$—

For the period ended October 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$—	$—
Nicholas Global Equity and Income ETF	$27,568,435	$—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended October 31, 2024, was as follows:

Fund	Distributions paid from:	October 31, 2024
Nicholas Fixed Income Alternative ETF	Ordinary income	$2,550,379
Nicholas Fixed Income Alternative ETF	Long term capital gains	645,200
Nicholas Fixed Income Alternative ETF	Return of capital	1,434,176
Nicholas Global Equity and Income ETF	Ordinary income	71,258
Nicholas Global Equity and Income ETF	Return of capital	1,167,450

The tax character of distributions paid during the period ended October 31, 2023, was as follows:

Fund	Distributions paid from:	October 31, 2023
Nicholas Fixed Income Alternative ETF	Ordinary income	$1,095,732
Nicholas Fixed Income Alternative ETF	Return of capital	265,996
Nicholas Global Equity and Income ETF	Ordinary income	—

As of October 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
Investments and written options, at cost	$181,614,699	$29,233,713
Gross tax unrealized appreciation	1,413,621	1,191,646
Gross tax unrealized depreciation	(2,050,579)	(744,546)
Net tax unrealized appreciation (depreciation)	(618,958)	447,100
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total accumulated losses	—	—
Other accumulated gain (loss)	(22,323)	—
Total distributable earnings/(accumulated losses)	$(641,281)	$447,100

(1)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of options.

Net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the period ended October 31, 2024, the Funds had not elected to defer any late year losses.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2024

As of the period ended October 31, 2024, the Nicholas Fixed Income Alternative ETF and the Nicholas Global Equity and Income ETF had no short-term or long-term capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Nicholas Fixed Income ETF and Nicholas Global Equity and Income ETF is $300 and $500, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Nicholas Wealth ETFs

October 31, 2024

To the Shareholders of Nicholas Wealth ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF (the “Funds”), each a series of Tidal Trust II, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Nicholas Fixed Income Alternative ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 29, 2022 (commencement of operations) through October 31, 2023
Nicholas Global Equity and Income ETF	For the period from July 29, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud...

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tidal Investments LLC since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2024

Other Non-Audited Information (Unaudited)	Nicholas Wealth ETFs

October 31, 2024

For the period ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nicholas Fixed Income Alternative ETF	0.00%
Nicholas Global Equity and Income ETF	93.15%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2024, was as follows:

Nicholas Fixed Income Alternative ETF	0.00%
Nicholas Global Equity and Income ETF	2.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended October 31, 2024, was as follows:

Nicholas Fixed Income Alternative ETF	14.78%
Nicholas Global Equity and Income ETF	2.59%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 2, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;
•	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and BluePath Capital Management, LLC doing business as Nicholas Wealth Management (“Nicholas Wealth”) with respect to the Nicholas Global Equity and Income ETF (the “Nicholas ETF”);
•	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the Nicholas ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 2, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Advisers; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Nicholas Wealth and ZEGA were acting as sponsors to the Nicholas ETF and each had agreed to assume the payment of any respective fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub- advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 10, 2025

* Print the name and title of each signing officer under his or her signature.